Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2013
Equity [Abstract]
Schedule of compliance with regulatory capital requirements
There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
As of September 30, 2013	(In thousands)
Total Capital (to risk-weighted assets)
The Company	$1,749,383	26.49%	$528,243	8.00%	NA	NA
The Bank	$1,693,227	25.64%	$528,380	8.00%	$660,475	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,666,091	25.23%	$264,121	4.00%	NA	NA
The Bank	$1,609,914	24.38%	$264,190	4.00%	$396,285	6.00%
Tier 1 Capital (to average assets)
The Company	$1,666,091	13.03%	$511,334	4.00%	NA	NA
The Bank	$1,609,914	12.59%	$511,358	4.00%	$639,197	5.00%

As of September 30, 2012
Total Capital (to risk-weighted assets)
The Company	$1,707,211	28.14%	$485,310	8.00%	NA	NA
The Bank	$1,653,760	27.29%	$484,822	8.00%	$606,028	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,630,656	26.88%	$242,655	4.00%	NA	NA
The Bank	$1,577,280	26.03%	$242,411	4.00%	$363,617	6.00%
Tier 1 Capital (to average assets)
The Company	$1,630,656	12.83%	$508,534	4.00%	NA	NA
The Bank	$1,577,280	12.92%	$488,445	4.00%	$610,556	5.00%